Income Taxes (Tables)	12 Months Ended
Sep. 01, 2016
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes, net income attributable to noncontrolling interests, and equity in net income (loss) of equity method investees

For the year ended	2016	2015	2014
Income (loss) before income taxes, net income (loss) attributable to noncontrolling interests, and equity in net income (loss) of equity method investees
Foreign	$(353)	$2,431	$2,619
U.S.	72	178	114
	$(281)	$2,609	$2,733

Income tax (provision) benefit
Current
Foreign	$(27)	$(93)	$(46)
State	(1)	(1)	(2)
U.S. federal	—	6	(3)
	(28)	(88)	(51)
Deferred
U.S. federal	39	15	4
State	2	1	—
Foreign	(32)	(85)	(81)
	9	(69)	(77)
Income tax (provision) benefit	$(19)	$(157)	$(128)

Schedule of income tax (provision) benefit

For the year ended	2016	2015	2014
Income (loss) before income taxes, net income (loss) attributable to noncontrolling interests, and equity in net income (loss) of equity method investees
Foreign	$(353)	$2,431	$2,619
U.S.	72	178	114
	$(281)	$2,609	$2,733

Income tax (provision) benefit
Current
Foreign	$(27)	$(93)	$(46)
State	(1)	(1)	(2)
U.S. federal	—	6	(3)
	(28)	(88)	(51)
Deferred
U.S. federal	39	15	4
State	2	1	—
Foreign	(32)	(85)	(81)
	9	(69)	(77)
Income tax (provision) benefit	$(19)	$(157)	$(128)

Income tax (provision) benefit computed using the U.S. federal statutory rate reconciled to income tax (provision) benefit
Income tax (provision) benefit computed using the U.S. federal statutory rate reconciled to income tax (provision) benefit was as follows:

For the year ended	2016	2015	2014
U.S. federal income tax (provision) benefit at statutory rate	$98	$(913)	$(956)
Foreign tax rate differential	(300)	515	474
Change in valuation allowance	63	260	544
Change in unrecognized tax benefits	52	(118)	(152)
Tax credits	48	53	11
State taxes, net of federal benefit	3	19	(39)
Noncontrolling investment transactions	—	57	—
Other	17	(30)	(10)
Income tax (provision) benefit	$(19)	$(157)	$(128)

Deferred tax assets and liabilities
Deferred tax assets and liabilities consist of the following:

As of	2016	2015
Deferred tax assets
Net operating loss and tax credit carryforwards	$3,014	$2,869
Accrued salaries, wages, and benefits	142	143
Other accrued liabilities	76	97
Other	65	86
Gross deferred tax assets	3,297	3,195
Less valuation allowance	(2,107)	(2,051)
Deferred tax assets, net of valuation allowance	1,190	1,144

Deferred tax liabilities
Debt discount	(170)	(207)
Property, plant, and equipment	(135)	(2)
Unremitted earnings on certain subsidiaries	(121)	(162)
Product and process technology	(81)	(43)
Other	(28)	(55)
Deferred tax liabilities	(535)	(469)

Net deferred tax assets	$655	$675

Reported as
Current deferred tax assets (included in other current assets)	$—	$104
Deferred tax assets	657	597
Current deferred tax liabilities (included in accounts payable and accrued expenses)	—	(4)
Deferred tax liabilities (included in other noncurrent liabilities)	(2)	(22)
Net deferred tax assets	$655	$675

Net operating loss carryforwards
As of September 1, 2016, our federal, state, and foreign net operating loss carryforward amounts and expiration periods as reported to tax authorities, were as follows:

Year of Expiration	U.S. Federal	State	Japan	Other Foreign	Total
2017 - 2021	$—	$57	$3,653	$958	$4,668
2022 - 2026	—	273	628	284	1,185
2027 - 2031	2,321	1,092	—	—	3,413
2032 - 2036	1,575	517	—	—	2,092
Indefinite	—	—	—	522	522
	$3,896	$1,939	$4,281	$1,764	$11,880

Federal and state tax credit carryforwards
As of September 1, 2016, our federal and state tax credit carryforward amounts and expiration periods as reported to tax authorities, were as follows:

Year of Tax Credit Expiration	Federal	State	Total
2017 - 2021	$33	$59	$92
2022 - 2026	95	40	135
2027 - 2031	63	62	125
2032 - 2036	160	1	161
Indefinite	—	49	49
	$351	$211	$562

Reconciliation of beginning and ending amount of unrecognized tax benefits
Below is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

For the year ended	2016	2015	2014
Beginning unrecognized tax benefits	$351	$228	$78
Settlements with tax authorities	(47)	(1)	(1)
Lapse of statute of limitations	(5)	(6)	(1)
Increases related to tax positions taken during current year	5	119	152
Increases related to tax positions from prior years	—	17	—
Foreign currency translation increases (decreases) to tax positions	—	(6)	1
Decreases related to tax positions from prior years	—	—	(1)
Ending unrecognized tax benefits	$304	$351	$228